Stock Based Compensation (Summary Of Option Activity) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Stock Based Compensation [Abstract]
Options outstanding at beginning of year, Number of Options	919,639	841,991	912,879
Granted, Number of Options	2,030	119,945	94,460
Forfeited, Number of Options	(10,180)
Exercised, Number of Options	(4,525)	(42,297)	(165,348)
Options outstanding at end of year, Number of Options	906,964	919,639	841,991
Options outstanding at beginning of year, Weighted Average Exercise Price	$ 15.08	$ 14.69	$ 13.10
Granted, Weighted Average Exercise Price	$ 10.86	$ 14.25	$ 18.57
Forfeited, Weighted Average Exercise Price	$ 16.59
Exercised, Weighted Average Exercise Price	$ 8.23	$ 4.96	$ 8.08
Options outstanding at end of year, Weighted Average Exercise Price	$ 15.09	$ 15.08	$ 14.69